Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net loss	$ (947,236)	$ (402,170)
Working capital	(1,931,597)
Accumulated deficit	(1,807,363)	(860,127)
Stockholders' deficit	(1,737,252)	(910,016)	$ (761,094)
Cash balances	$ 22,128	167,735	14,001
Concentration of Revenue Risk	10.00%
Derivative liability	$ 158,055	149,182	$ 161,565
Advertising Costs	705	$ 3,000
Management [Member]
Cash balances	$ 22,128